Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Form 5500 Caption, Receivables, Participant Contributions	$ 4,772,822	$ 4,011,571	$ 3,490,291
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(185,795)	(11,450)	(105,823)
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ (4,587,027)	$ (4,000,121)	$ (3,384,468)